OTHER LIABILITIES - Analysis of Other Liabilities excluding Accrued Expenses and Deferred Income (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 389,782	€ 355,848
Due within one year
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	377,176	315,026
Due between one and five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	7,553	35,251
Due beyond five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 5,053	€ 5,571